Share-based payment (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number and Weighted Average Exercise Prices ("WAEP") of, and Movements in Share Options

The following table illustrates the number and weighted average exercise prices (“WAEP”) of, and movements in share options during the year:

	Number of share options	WAEP	Number of share options	WAEP
	2023	2023	2024	2024
Outstanding at January 1	270,000	US$ 21.11	270,000	US$ 21.11
Expired	—		(270,000)	US$ 21.11
Outstanding at December 31	270,000	US$ 21.11	—
Exercisable at December 31	270,000	US$ 21.11	—

Fair Value of Share Options and Assumptions

Date of grant of options	On July 29, 2014
Fair value at measurement date (US$)	5.70 – 6.74
Share price (US$)	21.11
Exercise price (US$)	21.11
Expected volatility (%)	47.4
Expected option life (years)	3.5 – 5.5
Expected dividends (%)	5.81
Risk-free interest rate (%)	1.4 – 2.0

Expense Recognized For Employee Services Received

The expense recognized for employee services received from Two Schemes during the year is shown in the following table:

	31.12.2024	31.12.2024
	RMB’000	US$’000
Expense arising from equity-settled share-based payment transactions	7,829	1,091